Segment Information (Product Sales to External Customers by Business Unit) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Net sales	¥ 4,080,015	¥ 3,401,487	¥ 3,800,271
Office Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,863,688	1,804,862	2,108,246
Office Business Unit | Monochrome Copiers
Revenue, Major Customer [Line Items]
Net sales	287,823	289,532	328,061
Office Business Unit | Color Copiers
Revenue, Major Customer [Line Items]
Net sales	405,576	386,193	421,209
Office Business Unit | Printers
Revenue, Major Customer [Line Items]
Net sales	702,491	664,846	857,369
Office Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	467,798	464,291	501,607
Imaging System Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,135,584	1,094,291	1,262,667
Imaging System Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	99,265	98,357	117,381
Imaging System Business Unit | Cameras
Revenue, Major Customer [Line Items]
Net sales	702,598	666,868	782,623
Imaging System Business Unit | Inkjet Printers
Revenue, Major Customer [Line Items]
Net sales	333,721	329,066	362,663
Medical System Business Unit
Revenue, Major Customer [Line Items]
Net sales	434,985
Industry and Others Business Unit
Revenue, Major Customer [Line Items]
Net sales	645,758	502,334	429,358
Industry and Others Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	452,645	381,244	305,471
Industry and Others Business Unit | Lithography Equipment
Revenue, Major Customer [Line Items]
Net sales	¥ 193,113	¥ 121,090	¥ 123,887